Convertible Preferred Stock and Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock - Preferred Stock [Member] $ in Thousands	Sep. 30, 2024 USD ($) shares
Series A Non-Voting
Auction Market Preferred Securities, Stock Series [Line Items]
Preferred Stock Authorized | shares	2,439
Preferred Stock Issued and Outstanding | shares	2,439
Carrying Value | $	$ 52,841
Liquidation Preference | $	$ 2,439,000
Series B Non-Voting
Auction Market Preferred Securities, Stock Series [Line Items]
Preferred Stock Authorized | shares	251,504
Preferred Stock Issued and Outstanding | shares	137,138
Carrying Value | $	$ 2,931
Liquidation Preference | $	$ 11,428,149